This is filed pursuant to Rule 497(e)
File Nos. 333-87002 and 811-21081.

ALLIANCEBERNSTEIN INVESTMENTS [LOGO]

                                    ALLIANCEBERNSTEIN BLENDED STYLE SERIES, INC.
                                     -AllianceBernstein U.S. Large Cap Portfolio
--------------------------------------------------------------------------------

Supplement dated July 15, 2008 to the Prospectus dated December 31, 2007 of AllianceBernstein Blended Style Series, Inc. offering Class A, Class B, Class C, and Advisor Class shares of AllianceBernstein U.S. Large Cap Portfolio and to the Prospectus dated December 31, 2007 of AllianceBernstein Blended Style Series, Inc. offering Class A, Class R, Class K, and Class I shares of AllianceBernstein U.S. Large Cap Portfolio.

                                    * * * * *

The following information replaces certain information in the Prospectuses under the heading "Management of the Fund - Portfolio Managers."

The management of, and investment decisions for, the Fund are made by the Blend Solutions Team, comprised of senior Blend portfolio managers. The Blend Solutions Team relies heavily on the Adviser's growth, value and fixed-income investment teams and, in turn, the fundamental research of the Adviser's large internal research staff. No one person is principally responsible for coordinating the Fund's investments.

The following table lists the five persons within the Blend Solutions Team with the most significant responsibility for day-to-day management of the Fund, the length of time that each person has been jointly and primarily responsible for the Fund, and each person's principal occupation during the past five years:

                                            Principal Occupation During
Employee; Year; Title                       the Past Five (5) Years
-----------------------------------------   ---------------- -------------------

Marc O. Mayer; since July 2008; Executive   Executive Vice President of the
Vice President of the Adviser and Chief     Adviser and Chief Investment Officer
Investment Officer of AllianceBernstein -   of AllianceBernstein - Blend
Blend Solutions                             Solutions. From November 2003 to May
                                            2008 he was Executive Managing
                                            Director of AllianceBernstein
                                            Investments and from 2001 to
                                            November 2003, he headed
                                            AllianceBernstein Institutional
                                            Investments.

Dokyoung Lee; since July 2008; Senior       Senior Vice President of the
Vice President of the Adviser and           Adviser, with which he has been
Director of Research - Blend Solutions      associated in a similar capacity to
                                            his current position since prior to
                                            2003 and Director of Research -
                                            Blend Solutions since June 2008.

Daniel T. Grasman; since December 2007;     Vice President of the Adviser, with
Vice President of the Adviser               which he has been associated in a
                                            similar capacity to his current
                                            position since 2004. Prior thereto,
                                            he was co-founder and COO of
                                            Xelector since prior to 2003.

Joshua B. Lisser; since inception;          Senior Vice President of the
Senior Vice President of the Adviser        Adviser, with which he has been
                                            associated in a similar capacity to
                                            his current position since prior to
                                            2003.

Seth J. Masters; since inception;           Executive Vice President of the
Executive Vice President of the Adviser     Adviser, with which he has been
and Chief Investment Officer of             associated in a substantially
AllianceBernstein - Defined Contribution    similar capacity to his current
                                            position since prior to 2003 and
                                            Chief Investment Officer of
                                            AllianceBernstein - Defined
                                            Contribution since June 2008.

                                    * * * * *

This Supplement should be read in conjunction with the Prospectuses for the Fund.

You should retain this Supplement with your Prospectuses for future reference.

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